Operating Expenses (Details) - Schedule of Operating Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Expenses [Abstract]
Cost of revenues	$ 9,886,487	$ 13,018,053
General and administrative expenses	9,053,084	5,668,357
Selling and marketing expenses	6,461,905	3,210,771
Research and development expenses	611,317	1,500,488
Total	$ 26,012,793	$ 23,397,669